Income Taxes (Details 2) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Current portion:
Tax loss c/f	$ 207,868	$ 207,868
Receivables provision	494,524	402,605
Corporation Income Tax in accordance with the PRC State Administration of Taxation	(672,354)	(633,409)
Deferred tax assets (liabilities)	$ 30,038	$ (22,936)